CONSOLIDATED STATEMENT OF FINANCIAL POSITION - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment	$ 2,345,654,169	$ 2,128,288,137
Intangible assets	40,473,069	40,406,750
Biological assets	191,637,865	245,734,296
Investments in associates	28,597,156	143,745,558
Inventories	12,616,367	5,628,777
Other non-financial assets	11,510,998	904,000
Trade and other receivables	128,190,179	179,880,134
Other financial assets	184,566,743	19,682,130
Deferred tax asset	4,177,107	8,448,593
Total non current assets	2,947,423,653	2,772,718,375
Current assets
Biological assets	13,326,868	46,239,931
Inventories	28,256,203	28,688,660
Other non-financial assets	22,513,960	46,858,501
Trade and other receivables	320,407,780	286,393,805
Other financial assets	300,180,651	315,947,743
Cash and cash equivalents	37,680,683	5,054,635
Total current assets	722,366,145	729,183,275
Total assets	3,669,789,798	3,501,901,650
Equity
Capital stock	1,499,862	1,502,618
Adjustment to capital stock	559,576,397	704,836,334
Treasury shares	13,908	11,404
Adjustment to treasury shares	4,242,126	5,348,338
Cost of treasury shares	(8,536,133)	(5,009,195)
Legal reserve	142,339,738	139,404,563
Voluntary reserve	992,046,623	992,046,623
Other equity accounts	(47,993,780)	(48,765,112)
Voluntary reserve for future dividends distribution	575,633,604	511,596,571
Retained earnings	332,495,992	66,972,208
Equity attributable to holders of the parent	2,551,318,337	2,367,944,352
Non-controlling interests	64,799,571	82,949,790
Total equity	2,616,117,908	2,450,894,142
Non-current liabilities
Trade and other payables		887,828
Other non-financial liabilities	21,740,625	32,600,857
Loans and borrowings	348,936,328	302,578,668
Compensation and employee benefits liabilities	9,711,512	10,088,713
Provisions	9,490,649	2,955,996
Income tax payable – Payment plan	8,936,599
Deferred income tax liabilities	247,377,701	208,951,442
Total non current liabilities	646,193,414	558,063,504
Current liabilities
Trade and other payables	124,200,105	126,100,008
Other non-financial liabilities	55,889,270	40,272,573
Loans and borrowings	144,088,726	198,346,340
Compensation and employee benefits liabilities	43,560,463	44,559,355
Income tax payable	35,847,171	79,797,873
Provisions	3,892,741	3,867,855
Total current liabilities	407,478,476	492,944,004
Total liabilities	1,053,671,890	1,051,007,508
Total equity and liabilities	$ 3,669,789,798	$ 3,501,901,650